Critical accounting judgments and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2023
Critical accounting judgments and key sources of estimation uncertainty
Critical accounting judgments and key sources of estimation uncertainty

4. Critical accounting judgments and key sources of estimation uncertainty

In the application of the accounting policies, we are required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

Our estimates and assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revisions and future periods if the revision affects both current and future periods.

The following are the critical judgments that we have made in the process of applying the accounting policies and the key sources of estimation that have the most significant effect on the amounts recognized in the consolidated financial statements presented elsewhere in this annual report.

Critical judgments in applying accounting policies

IFRS 15 – Revenue recognition of the collaboration with Gilead for the development of filgotinib (reported within the results from discontinued operations)

Our critical judgments were as follows:

Identification of the contract

●	Despite the recent additional amendment to the collaboration with Gilead for the development of filgotinib (reference is made to note 2), management judged that all activities are still beneficial for the further development of filgotinib, for which Gilead still owns the ex-Europe rights. All contract modifications have thus been analyzed following the requirements of IFRS 15 as we concluded that Gilead is still to be considered as a customer. This is also supported by the fact that we concluded that there continues to be only one performance obligation with respect to filgotinib.

Identification of the performance obligation

●	The recent modifications to the collaboration with Gilead (reference is made to note 2) did not give rise to new performance obligations. There was only a change in scope and price of the existing filgotinib performance obligation, which was only partly satisfied at the time of the modification. Based on this, the contract modification has been treated on a cumulative catch-up basis under IFRS 15.

Allocation of the total transaction price

●	We assessed that the contract modification only changes the scope of the filgotinib performance obligation and the change in both fixed and variable consideration is reflective of the updated stand-alone selling price for the remaining activities of this performance obligation. If we would have concluded that the increased consideration was not, or only partially, related to the filgotinib performance obligation, the consideration would have been potentially allocated to other performance obligations in the contract, which would alter the timing of revenue recognition.
●	The denominator used in the calculation of the percentage of completion reflects our best estimate of our total costs to complete the filgotinib performance obligation. These costs were assessed considering management’s best estimate of the design and duration of ongoing and planned clinical trials and the expected closing of the transaction with Alfasigma. As a result of this transaction, the contract with Gilead relating to filgotinib will be transferred to Alfasigma and we will be released from our performance obligation. The remaining costs per December 31, 2023 mainly reflect the costs that we still estimate to incur before the transfer to Alfasigma.

IFRS 5 – Classification of group of assets/liabilities held for sale (disposal group) and discontinued operations

●	Management determined that selling the Jyseleca® business represents a “discontinued operation” in accordance with IFRS 5. We assessed that the Jyseleca® business represents a component of the group for which the related operations and cashflows could be distinguished from the rest of the entity. Jyseleca® is our only commercialized product and represents a major line of business.
●	Management assessed that, at the reporting date, the sale of the Jyseleca® business to Alfasigma was highly probable. A letter of intent was signed on October 30, 2023 and included a customary break-up fee in the event that the parties would not proceed with definitive agreements (share and asset purchase agreement and transition agreement). These definitive agreements were signed on December 30, 2023 and only included usual and customary closing conditions. Based on this, we assessed that the sale was highly probable and classified the disposal group as held for sale per December 31, 2023.
●	Our inventories were not considered to be part of the disposal group held for sale. The inventories will not transfer to Alfasigma on closing of the sale transaction but will gradually be transferred to Alfasigma over the coming years. In the meantime, we will bear all risks related to these inventories.

We refer to note 5 for more information about the discontinued operations and disposal group held for sale.

Key sources of estimation uncertainty

The following are the key sources of estimation uncertainty that have the most significant effect on the amounts recognized in our consolidated financial statements for the year ended December 31, 2023.

Costs to complete the filgotinib performance obligation

The denominator used in the calculation of the percentage of completion reflects our best estimate of the total costs to complete the filgotinib performance obligation (which is composed of the actual costs already incurred at reporting date and our best estimate of the remaining costs to complete the performance obligation). As our estimate of the costs is depending on the evolution of the development activities and the expected closing date of the transfer of the Jyseleca® business to Alfasigma, it may be subject to change in the future. If the outcome of certain activities would be different from the assumptions that we made, it could lead to a material adjustment to the total estimated costs, resulting in a reallocation of revenue between current and future periods. Our total deferred income balance related to this filgotinib performance obligation amounts to €26.3 million on December 31, 2023 and will be released to revenue from discontinued operations in the first quarter of 2024 as a result of the completion of the sale of the Jyseleca® business to Alfasigma on January 31, 2024. The sale to Alfasigma includes the transfer of the amended filgotinib agreement, and by consequence marks the end of our performance obligation towards Gilead.

At reporting date, had our best estimate of the remaining cost to complete the filgotinib performance obligation been increased by 10%, this would have resulted in a decrease in revenue recognition in 2023 of €2.6 million and a corresponding increase in current deferred income. Had our best estimate of the remaining cost to complete the filgotinib performance obligation been decreased by 10%, this would have resulted in an increase in revenue recognition in 2023 of €2.6 million and a corresponding decrease in current deferred income.

We refer to note 5 for more information on the results from discontinued operations.

Goodwill impairment

Determining whether goodwill is impaired requires an estimation of the recoverable amount of the cash-generating unit to which the goodwill has been allocated. The calculation of this recoverable amount includes forecasts of future cash flows of the cash-generating unit (highly dependent upon the probability of success linked to the progress of our clinical programs) that cover a period of 17 years and an appropriate discount rate is required to calculate present values, a process which involves estimates. Given that the calculation contains cashflows that go beyond the 5-years horizon it becomes less verifiable and more assumptions are used. Unexpected events, inherent in the business, can cause that results are completely different than the ones predicted. These estimates are constantly monitored and an impairment test will be executed as soon as there is an impairment indicator and at least annually. The carrying value of goodwill at December 31, 2023 is €69.6 million.

We refer to note 13 for more information about the goodwill and impairment of goodwill.

Contingent consideration

The contingent consideration included in the consideration payable for the acquisition of CellPoint was recorded at fair value at the date of acquisition and is updated at each reporting date. The carrying amount at 31 December 2023 amounts to €21.0 million. These fair values were mainly based on our best estimate of probabilities of reaching the underlying milestones and by applying an appropriate discount rate. The fair values are reviewed at each reporting date and any changes are reflected in our consolidated income statement.

We refer to note 25 for more information about the contingent consideration payable for the acquisition of CellPoint.